Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain names	10 years
Audio content	Lesser of the licensed period or 5 years

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net advertising revenues	619,260	630,590	614,330
Paid services revenues	72,760	73,105	151,241
Revenues from paid contents	34,917	46,574	136,754
Revenues from E-commerce and others	37,843	26,531	14,487
Total	692,020	703,695	765,571

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2025 were as follows (in thousands):

Operating Lease Liabilities
RMB
Year ending December 31,
2026	15,309
2027	10,778
2028	9,261
2029	7,917
2030	3,463
Total future lease payments	46,728
Less: Imputed interest	3,406
Total lease liability balance	43,322

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2024	2025
	RMB	RMB
Cash payments for operating leases	26,001	14,230
Right-of-use assets obtained in exchange for operating lease liabilities	39,783	2,508